SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes Payable And Convertible Notes
Convertible notes and debenture	$ 399,235	$ 313,550	$ 338,362
Unamortized discounts	(75,056)	(38,854)	(38,994)
Premium, net	114,399	124,629	91,171
Convertible notes, net	$ 438,578	$ 399,325	$ 390,539